Loans and Obligations - Summary of Changes in the contingent consideration (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Changes In Contingent Consideration [Line Items]
Beginning balance	R$ 210,666
Closing balance	242,433	R$ 210,666
Contingent consideration [member]
Disclosure Of Changes In Contingent Consideration [Line Items]
Beginning balance	210,666	64,370
Obligation acquired	42,980	126,380
Contingent consideration variation	32,257	19,916
Closing balance	285,903	R$ 210,666
Current	46,483
Non-current	R$ 239,420